Consolidated Statements of Financial Position (USD $)	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 3,036	$ 9,786	$ 7,958
Trade receivables		1,750	11,600
Prepaid expenses	2,017	1,343
Total assets	5,053	12,879	19,558
Trade and other payables	479,395	390,667	339,805
Loans payable	135,251	204,908	147,971
Accrued dividends payable	4,657,601	4,055,731	3,550,633
Preferred shares	2,237,443	2,237,443	2,237,443
Total liabilities	7,509,690	6,888,749	6,275,852
Common shares	874,673	874,673	874,673
Contributed surplus	63,362,764	63,362,764	63,362,764
Stock options reserve	320,395	320,395	320,395
Deficit	(72,062,469)	(71,433,702)	(70,814,126)
Total equity	(7,504,637)	(6,875,870)	(6,256,294)
Total equity and liabilities	$ 5,053	$ 12,879	$ 19,558